Cost of Sales and Selling, General and Administrative Expenses (Detail)	12 Months Ended
Jan. 28, 2012
Costs and Expenses [Line Items]
"Cost of sales"	the cost of merchandise acquired from vendors; freight in; provision for excess and obsolete inventory; shipping costs to customers; provision for inventory shortages; and credits and allowances from our merchandise vendors.
"SG&A"	store payroll and related payroll benefits; rent and other store operating expenses; advertising and promotional expenses; costs associated with operating our distribution network, including costs related to transporting merchandise from distribution centers to stores; restructuring charges; and other corporate-related expenses.